INVENTORIES	12 Months Ended
Sep. 30, 2023
INVENTORIES
INVENTORIES

NOTE 5 – INVENTORIES

Inventories as of September 30, 2023 and 2022 consisted of the following:

	As of September 30,
	2023	2022
Raw materials	$4,551,761	$5,609,999
Work-in-process	6,133,081	8,170,837
Finished goods	7,252,583	7,463,030
Provision for inventory impairment	—	(102,365)
Total	$17,937,425	$21,141,501

As of September 30, 2023 and 2022, the Company pledged no inventory to secure banking facilities granted to the Company, respectively.

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $Nil and $Nil for the fiscal years ended September 30, 2023 and 2022, respectively.

Inventory amounts recognized into cost of goods sold for the fiscal years ended September 30, 2023 and 2022 were $7,526,727 and $9,192,865, respectively.